UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Leveraged Company Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.15%
Actual		$ 1,000.00	$ 1,237.20	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Class T	1.36%
Actual		$ 1,000.00	$ 1,235.80	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.94%
Actual		$ 1,000.00	$ 1,232.10	$ 10.91
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.88%
Actual		$ 1,000.00	$ 1,232.20	$ 10.58
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,238.70	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
ON Semiconductor Corp.	3.5	2.3
Service Corp. International	2.8	3.4
El Paso Corp.	2.8	2.9
AES Corp.	2.8	2.5
Tenet Healthcare Corp.	2.6	2.2
Peabody Energy Corp.	2.6	2.1
Celanese Corp. Class A	2.1	2.5
LyondellBasell Industries NV Class A	2.1	0.6
Owens Corning	1.9	2.0
Wells Fargo & Co.	1.7	1.2
	24.9
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.3	18.6
Consumer Discretionary	17.4	17.0
Energy	13.7	11.8
Materials	12.9	11.6
Information Technology	10.6	9.6
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 93.8%		Stocks 94.0%
	Bonds 1.3%		Bonds 2.7%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Other Investments 0.5%		Other Investments 1.8%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	8.7%	** Foreign investments	7.3%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 2.1%
Exide Technologies (a)	3,069,163	$ 29,495
Johnson Controls, Inc.	451,700	17,341
Tenneco, Inc. (a)	353,300	14,602
The Goodyear Tire & Rubber Co. (a)	255,000	3,029
TRW Automotive Holdings Corp. (a)	333,800	19,915
		84,382
Automobiles - 0.5%
Daimler AG (United States) (a)	153,600	11,231
General Motors Co.	242,700	8,856
		20,087
Diversified Consumer Services - 3.0%
Service Corp. International (f)	12,855,676	111,459
Stewart Enterprises, Inc. Class A	1,163,232	7,421
		118,880
Hotels, Restaurants & Leisure - 1.0%
Bally Technologies, Inc. (a)	165,440	6,771
Biglari Holdings, Inc. (a)	12,655	5,442
Domino's Pizza, Inc. (a)	538,309	8,828
O'Charleys, Inc. (a)	172,151	1,191
Penn National Gaming, Inc. (a)	420,164	15,012
Wendy's/Arby's Group, Inc.	453,200	2,189
		39,433
Household Durables - 3.1%
Harman International Industries, Inc. (a)	894,878	38,766
Lennar Corp. Class A	516,600	10,001
Newell Rubbermaid, Inc.	2,699,800	51,971
Stanley Black & Decker, Inc.	330,497	24,021
		124,759
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	2,106,550	15,483
Media - 2.8%
Belo Corp. Series A (a)	136,200	918
Cablevision Systems Corp. - NY Group Class A	438,976	14,859
Cinemark Holdings, Inc.	926,803	15,709
Comcast Corp. Class A	2,583,700	58,779
Gray Television, Inc. (a)(e)(f)	3,167,163	6,271
Liberty Global, Inc. Class A (a)(e)	263,846	10,702
LIN TV Corp. Class A (a)	671,815	3,238
LodgeNet Entertainment Corp. (a)	11,800	41
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	$ 4,025
Regal Entertainment Group Class A	100	1
		114,543
Specialty Retail - 1.1%
Asbury Automotive Group, Inc. (a)	314,878	5,797
Charming Shoppes, Inc. (a)	3,254,039	10,120
GameStop Corp. Class A (a)	457,205	9,633
Sally Beauty Holdings, Inc. (a)	1,303,600	17,155
		42,705
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	262,180	14,181
Deckers Outdoor Corp. (a)	455,055	33,396
Hanesbrands, Inc. (a)	335,900	7,732
Phillips-Van Heusen Corp.	451,282	26,341
		81,650
TOTAL CONSUMER DISCRETIONARY		641,922
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.9%
Safeway, Inc.	385,800	7,982
Whole Foods Market, Inc.	548,320	28,354
		36,336
Food Products - 1.1%
Darling International, Inc. (a)	2,502,670	33,911
Smithfield Foods, Inc. (a)	457,894	9,117
		43,028
Personal Products - 0.1%
Revlon, Inc. (a)	459,739	4,478
TOTAL CONSUMER STAPLES		83,842
ENERGY - 13.4%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	182,000	12,469
Ensco International Ltd. ADR	90,000	4,891
Exterran Holdings, Inc. (a)	859,455	21,323
Noble Corp.	388,700	14,868
Oil States International, Inc. (a)	103,500	7,013
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	944,929	$ 4,101
Rowan Companies, Inc. (a)	108,000	3,702
Schlumberger Ltd.	90,600	8,062
		76,429
Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc. (a)	346,210	18,602
Arch Coal, Inc.	311,745	10,677
Carrizo Oil & Gas, Inc. (a)	369,298	12,501
Chesapeake Energy Corp.	1,462,170	43,178
ConocoPhillips	192,400	13,749
CONSOL Energy, Inc.	226,000	11,232
El Paso Corp.	6,987,436	110,960
Forest Oil Corp. (a)	1,097,891	42,598
Frontier Oil Corp.	1,441,000	29,973
International Coal Group, Inc. (a)	1,006,000	9,306
Nexen, Inc.	150,800	3,788
Overseas Shipholding Group, Inc. (e)	795,118	26,430
Paladin Energy Ltd. (a)	849,100	4,138
Peabody Energy Corp.	1,624,286	103,012
Range Resources Corp.	227,800	11,360
Southwestern Energy Co. (a)	200,000	7,900
Teekay Tankers Ltd. (e)	37,700	451
		459,855
TOTAL ENERGY		536,284
FINANCIALS - 10.0%
Commercial Banks - 7.6%
Huntington Bancshares, Inc.	9,144,520	66,206
KeyCorp	7,462,741	66,418
PNC Financial Services Group, Inc.	507,892	30,474
Regions Financial Corp.	1,676,805	11,905
SunTrust Banks, Inc.	2,009,600	61,152
Wells Fargo & Co.	2,053,812	66,585
		302,740
Consumer Finance - 0.1%
American Express Co.	91,351	3,963
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
Bank of America Corp.	1,488,519	$ 20,437
Citigroup, Inc. (a)	1,361,600	6,563
		27,000
Insurance - 0.6%
Assured Guaranty Ltd.	997,799	14,428
Lincoln National Corp.	360,400	10,394
		24,822
Real Estate Investment Trusts - 0.8%
FelCor Lodging Trust, Inc. (a)	900,948	6,334
Host Hotels & Resorts, Inc.	832,331	15,406
Sabra Health Care REIT, Inc.	452,492	8,421
		30,161
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	519
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	705,856	9,797
TOTAL FINANCIALS		399,002
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	343,292	13,447
Covidien PLC	286,325	13,592
		27,039
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. (a)	463,624	16,282
DaVita, Inc. (a)	416,653	30,770
RehabCare Group, Inc. (a)	190,900	4,689
Rural/Metro Corp. (a)	343,733	4,792
Sun Healthcare Group, Inc. (a)	452,492	5,654
Tenet Healthcare Corp. (a)	15,515,871	103,181
		165,368
Health Care Technology - 0.4%
Cerner Corp. (a)	185,791	18,365
Pharmaceuticals - 0.7%
Hospira, Inc. (a)	481,942	26,618
TOTAL HEALTH CARE		237,390
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	69,305	$ 6,030
Teledyne Technologies, Inc. (a)	280,200	13,256
		19,286
Airlines - 2.4%
AirTran Holdings, Inc. (a)	1,489,200	11,005
AMR Corp. (a)	945,470	6,666
Delta Air Lines, Inc. (a)	4,559,311	53,207
United Continental Holdings, Inc. (a)	309,700	7,866
US Airways Group, Inc. (a)	1,683,000	16,695
		95,439
Building Products - 3.3%
Armstrong World Industries, Inc.	1,009,922	41,013
Masco Corp.	1,353,959	18,035
Owens Corning (a)	2,219,246	74,278
Owens Corning warrants 10/31/13 (a)	193,400	640
		133,966
Commercial Services & Supplies - 3.3%
Cenveo, Inc. (a)	2,186,400	11,763
Clean Harbors, Inc. (a)	209,300	18,845
Deluxe Corp.	1,491,927	36,478
R.R. Donnelley & Sons Co.	363,600	6,443
Republic Services, Inc.	1,110,741	34,255
The Brink's Co.	389,160	10,507
Waste Management, Inc.	407,666	15,438
		133,729
Electrical Equipment - 2.3%
Acuity Brands, Inc.	200,000	11,040
Belden, Inc.	856,834	29,784
Emerson Electric Co.	136,500	8,037
General Cable Corp. (a)	361,500	13,379
Harbin Electric, Inc. (a)(e)	451,631	8,626
Polypore International, Inc. (a)	451,600	21,745
		92,611
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	90,090	3,397
General Electric Co.	896,117	18,048
Textron, Inc.	449,800	11,825
Tyco International Ltd.	208,591	9,351
		42,621
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.7%
Accuride Corp. (a)	2,598	$ 39
Accuride Corp. warrants 2/26/12 (a)	352,472	53
Badger Meter, Inc. (e)	188,046	7,708
Fiat Industrial SpA (a)	1,365,577	18,480
Ingersoll-Rand Co. Ltd.	931,077	43,947
Lindsay Corp. (e)	11,000	716
Mueller Water Products, Inc. Class A	997,401	3,990
Navistar International Corp. (a)	29,100	1,887
SPX Corp.	19,800	1,552
Timken Co.	380,252	17,879
WABCO Holdings, Inc. (a)	193,300	11,289
		107,540
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	8,726
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	680,470	9,418
CSX Corp.	90,600	6,396
Hertz Global Holdings, Inc. (a)	2,104,200	30,953
		46,767
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	543,824	7,097
TOTAL INDUSTRIALS		687,782
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.2%
Alcatel-Lucent SA sponsored ADR (a)	152,314	504
JDS Uniphase Corp. (a)	136,700	2,320
Motorola Mobility Holdings, Inc.	63,912	1,781
Motorola Solutions, Inc.	73,042	2,832
		7,437
Computers & Peripherals - 0.7%
EMC Corp. (a)	1,160,700	28,890
Electronic Equipment & Components - 2.3%
Avnet, Inc. (a)	272,000	9,689
DDi Corp.	23,328	263
Flextronics International Ltd. (a)	7,703,563	61,551
SMTC Corp. (a)(e)	343,580	1,165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TTM Technologies, Inc. (a)	923,631	$ 14,686
Viasystems Group, Inc. (a)	192,266	3,890
		91,244
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	117,818	2,329
NetEase.com, Inc. sponsored ADR (a)	157,800	6,366
VeriSign, Inc.	194,300	6,538
		15,233
IT Services - 0.8%
Alliance Data Systems Corp. (a)(e)	300,191	21,236
CACI International, Inc. Class A (a)	152,000	8,434
Cognizant Technology Solutions Corp. Class A (a)	26,400	1,926
		31,596
Semiconductors & Semiconductor Equipment - 5.8%
Amkor Technology, Inc. (a)	3,808,719	31,003
Cypress Semiconductor Corp. (a)	541,200	11,717
Fairchild Semiconductor International, Inc. (a)	451,500	8,037
Intel Corp.	376,819	8,087
Micron Technology, Inc. (a)	1,446,400	15,245
National Semiconductor Corp.	1,432,324	21,714
ON Semiconductor Corp. (a)	12,628,560	139,543
		235,346
Software - 0.4%
Autodesk, Inc. (a)	236,100	9,605
Microsoft Corp.	91,200	2,529
Nuance Communications, Inc. (a)	136,400	2,773
VMware, Inc. Class A (a)	10,700	915
		15,822
TOTAL INFORMATION TECHNOLOGY		425,568
MATERIALS - 12.9%
Chemicals - 10.0%
Albemarle Corp.	530,308	29,782
Arch Chemicals, Inc.	317,658	11,512
Ashland, Inc.	27,901	1,620
Celanese Corp. Class A	2,065,177	85,684
Dow Chemical Co.	1,062,806	37,708
Ferro Corp. (a)	598,300	9,226
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	146,500	$ 11,143
H.B. Fuller Co.	1,270,664	28,958
LyondellBasell Industries NV Class A (a)	2,333,816	83,877
Nalco Holding Co.	617,731	18,816
OMNOVA Solutions, Inc. (a)(f)	2,295,993	16,141
Phosphate Holdings, Inc. (a)	192,500	2,503
Solutia, Inc. (a)	554,000	12,975
TPC Group, Inc. (a)	93,624	2,949
W.R. Grace & Co. (a)	1,327,541	47,114
		400,008
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	347,100	10,236
Rock-Tenn Co. Class A (e)	358,898	23,956
		34,192
Metals & Mining - 1.9%
AngloGold Ashanti Ltd. sponsored ADR	437,500	18,830
Cliffs Natural Resources, Inc.	83,673	7,151
Compass Minerals International, Inc.	211,300	19,412
Ormet Corp. (a)	500,000	2,975
Ormet Corp. (a)(h)	150,000	893
Reliance Steel & Aluminum Co.	150,065	7,847
Teck Resources Ltd. Class B (sub. vtg.)	341,500	20,689
		77,797
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	231,700	4,463
TOTAL MATERIALS		516,460
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	2,771,132	3,408
PAETEC Holding Corp. (a)	1,965,903	7,765
Qwest Communications International, Inc.	3,736,700	26,643
Windstream Corp.	43,477	557
		38,373
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	728,109	$ 30,704
Sprint Nextel Corp. (a)	4,653,313	21,033
		51,737
TOTAL TELECOMMUNICATION SERVICES		90,110
UTILITIES - 3.5%
Electric Utilities - 0.0%
Allegheny Energy, Inc.	65,600	1,691
Great Plains Energy, Inc.	7,549	149
		1,840
Independent Power Producers & Energy Traders - 3.5%
AES Corp. (a)	8,905,279	110,425
Calpine Corp. (a)	2,051,300	29,272
		139,697
TOTAL UTILITIES		141,537
TOTAL COMMON STOCKS (Cost $3,024,945)		3,759,897
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	8,800	11,251
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	1,007,783	5,724
TOTAL PREFERRED STOCKS (Cost $19,672)		16,975
Nonconvertible Bonds - 1.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.9%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	$ 861
7.125% 7/15/13 (d)	6,805	2,331
7.2% 1/15/49 (d)	18,790	6,389
8.25% 7/15/23 (d)	20,460	7,161
8.375% 7/15/33 (d)	41,210	14,630
8.8% 3/1/21 (d)	8,800	3,058
		34,430
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc.:
6.75% 9/1/12	1,280	1,293
7.5% 6/1/16	3,575	3,369
7.625% 1/15/17	9,125	8,646
Station Casinos, Inc.:
6% 4/1/12 (d)	6,660	1
7.75% 8/15/16 (d)	7,395	1
		13,310
TOTAL CONSUMER DISCRETIONARY		47,740
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	4,090
INDUSTRIALS - 0.0%
Airlines - 0.0%
Northwest Airlines Corp. 10% 2/1/09 (a)	215	0
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	0
TOTAL NONCONVERTIBLE BONDS (Cost $34,623)		51,830
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. term loan 4.51% 3/31/17 (g)	6,323	6,213
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.76% 3/23/14 (g)	$ 9,060	$ 8,437
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7864% 10/10/14 (g)	4,461	3,669
TOTAL FLOATING RATE LOANS (Cost $16,910)		18,319
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	165,291,869	165,292
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	80,108,824	80,109
TOTAL MONEY MARKET FUNDS (Cost $245,401)		245,401
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,341,551)		4,092,422
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(81,058)
NET ASSETS - 100%		$ 4,011,364
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $893,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 107
Fidelity Securities Lending Cash Central Fund	217
Total	$ 324
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 6,171	$ 1,395	$ -	$ -	$ 6,271
OMNOVA Solutions, Inc.	-	18,623	-	-	16,141
Service Corp. International	124,916	-	14,636	1,106	111,459
Total	$ 131,087	$ 20,018	$ 14,636	$ 1,106	$ 133,871
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 641,922	$ 641,922	$ -	$ -
Consumer Staples	89,566	83,842	-	5,724
Energy	547,535	536,284	11,251	-
Financials	399,002	399,002	-	-
Health Care	237,390	237,390	-	-
Industrials	687,782	687,782	-	-
Information Technology	425,568	425,568	-	-
Materials	516,460	516,460	-	-
Telecommunication Services	90,110	90,110	-	-
Utilities	141,537	141,537	-	-
Corporate Bonds	51,830	-	51,830	-
Floating Rate Loans	18,319	-	18,319	-
Money Market Funds	245,401	245,401	-	-
Total Investments in Securities:	$ 4,092,422	$ 4,005,298	$ 81,400	$ 5,724
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,284
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	39
Cost of Purchases	-
Proceeds of Sales	(718)
Amortization/Accretion	119
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,724
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 38

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,048,145,000 of which $28,399,000, $250,362,000 and $769,384,000 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,608) - See accompanying schedule: Unaffiliated issuers (cost $2,926,842)	$ 3,713,150
Fidelity Central Funds (cost $245,401)	245,401
Other affiliated issuers (cost $169,308)	133,871
Total Investments (cost $3,341,551)		$ 4,092,422
Cash		25
Receivable for investments sold		27,152
Receivable for fund shares sold		5,429
Dividends receivable		516
Interest receivable		212
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		9
Other receivables		48
Total assets		4,125,855

Liabilities
Payable for investments purchased	$ 18,162
Payable for fund shares redeemed	12,023
Accrued management fee	2,025
Distribution and service plan fees payable	1,323
Other affiliated payables	809
Other payables and accrued expenses	40
Collateral on securities loaned, at value	80,109
Total liabilities		114,491

Net Assets		$ 4,011,364
Net Assets consist of:
Paid in capital		$ 4,302,406
Accumulated net investment loss		(3,873)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,038,040)
Net unrealized appreciation (depreciation) on investments		750,871
Net Assets		$ 4,011,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,559,512 ÷ 44,243 shares)	$ 35.25

Maximum offering price per share (100/94.25 of $35.25)	$ 37.40
Class T: Net Asset Value and redemption price per share ($986,387 ÷ 28,477 shares)	$ 34.64

Maximum offering price per share (100/96.50 of $34.64)	$ 35.90
Class B: Net Asset Value and offering price per share ($138,931 ÷ 4,135 shares)A	$ 33.60

Class C: Net Asset Value and offering price per share ($567,813 ÷ 16,902 shares)A	$ 33.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($758,721 ÷ 21,292 shares)	$ 35.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $1,106 earned from other affiliated issuers)		$ 14,655
Interest		4,072
Income from Fidelity Central Funds		324
Total income		19,051

Expenses
Management fee	$ 11,176
Transfer agent fees	4,200
Distribution and service plan fees	7,347
Accounting and security lending fees	517
Custodian fees and expenses	24
Independent trustees' compensation	10
Registration fees	108
Audit	36
Legal	37
Miscellaneous	18
Total expenses before reductions	23,473
Expense reductions	(61)	23,412
Net investment income (loss)		(4,361)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,080
Other affiliated issuers	2,190
Foreign currency transactions	31
Total net realized gain (loss)		21,301
Change in net unrealized appreciation (depreciation) on: Investment securities	760,995
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		761,001
Net gain (loss)		782,302
Net increase (decrease) in net assets resulting from operations		$ 777,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,361)	$ 1,580
Net realized gain (loss)	21,301	75,243
Change in net unrealized appreciation (depreciation)	761,001	591,610
Net increase (decrease) in net assets resulting from operations	777,941	668,433
Distributions to shareholders from net investment income	(6,242)	(10,931)
Distributions to shareholders from net realized gain	(571)	(838)
Total distributions	(6,813)	(11,769)
Share transactions - net increase (decrease)	(421,172)	(251,730)
Total increase (decrease) in net assets	349,956	404,934

Net Assets
Beginning of period	3,661,408	3,256,474
End of period (including accumulated net investment loss of $3,873 and undistributed net investment income of $6,730, respectively)	$ 4,011,364	$ 3,661,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008J	2007L	2006L	2005L
Selected Per-Share Data
Net asset value, beginning of period	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67
Income from Investment Operations
Net investment income (loss)E	(.02)	.05	.27	.05	.35I	.11	.16H
Net realized and unrealized gain (loss)	6.79	4.91	(12.93)	(.97)	5.47	4.95	3.69
Total from investment operations	6.77	4.96	(12.66)	(.92)	5.82	5.06	3.85
Distributions from net investment income	(.06)	(.09)	(.12)	(.23)	(.04)	(.07)	-
Distributions from net realized gain	(.01)	(.01)	-	(.98)	(.17)	(.09)	(.43)
Total distributions	(.07)	(.10)	(.12)	(1.21)N	(.21)	(.16)M	(.43)
Net asset value, end of period	$ 35.25	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09
Total ReturnB,C,D	23.72%	20.96%	(34.57)%	(2.42)%	17.74%	18.10%	15.87%
Ratios to Average Net AssetsF,K
Expenses before reductions	1.15%A	1.15%	1.20%	1.12%A	1.11%	1.16%	1.20%
Expenses net of fee waivers, if any	1.15%A	1.15%	1.20%	1.12%A	1.11%	1.16%	1.20%
Expenses net of all reductions	1.14%A	1.15%	1.20%	1.12%A	1.11%	1.16%	1.17%
Net investment income (loss)	(.10)%A	.18%	1.27%	.20%A	.93%I	.37%	.62%H
Supplemental Data
Net assets, end of period (in millions)	$ 1,560	$ 1,428	$ 1,343	$ 2,288	$ 1,719	$ 736	$ 287
Portfolio turnover rateG	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. I Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. L For the period ended November 30. M Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. N Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008J	2007L	2006L	2005L
Selected Per-Share Data
Net asset value, beginning of period	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36
Income from Investment Operations
Net investment income (loss)E	(.05)	(.01)	.22	(.01)	.26I	.04	.09H
Net realized and unrealized gain (loss)	6.66	4.83	(12.73)	(.95)	5.39	4.88	3.64
Total from investment operations	6.61	4.82	(12.51)	(.96)	5.65	4.92	3.73
Distributions from net investment income	(.02)	(.06)	(.10)	(.14)	-	(.03)	-
Distributions from net realized gain	(.01)	(.01)	-	(.98)	(.17)	(.09)	(.37)
Total distributions	(.02)O	(.07)	(.10)	(1.13)N	(.17)	(.12)M	(.37)
Net asset value, end of period	$ 34.64	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72
Total ReturnB,C,D	23.58%	20.72%	(34.71)%	(2.57)%	17.45%	17.80%	15.53%
Ratios to Average Net AssetsF,K
Expenses before reductions	1.36%A	1.37%	1.42%	1.34%A	1.34%	1.40%	1.49%
Expenses net of fee waivers, if any	1.36%A	1.37%	1.42%	1.34%A	1.34%	1.40%	1.49%
Expenses net of all reductions	1.36%A	1.37%	1.42%	1.34%A	1.34%	1.39%	1.45%
Net investment income (loss)	(.32)%A	(.04)%	1.05%	(.03)%A	.70%I	.14%	.34%H
Supplemental Data
Net assets, end of period (in millions)	$ 986	$ 867	$ 728	$ 1,037	$ 895	$ 480	$ 196
Portfolio turnover rateG	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. L For the period ended November 30. M Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. N Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share. O Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.006 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008J	2007L	2006L	2005L
Selected Per-Share Data
Net asset value, beginning of period	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06
Income from Investment Operations
Net investment income (loss)E	(.13)	(.17)	.10	(.15)	.05I	(.13)	(.05)H
Net realized and unrealized gain (loss)	6.46	4.72	(12.43)	(.93)	5.29	4.81	3.60
Total from investment operations	6.33	4.55	(12.33)	(1.08)	5.34	4.68	3.55
Distributions from net investment income	-	-	(.04)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	(.93)	(.17)	(.06)	(.29)
Total distributions	-	(.01)	(.04)	(.93)N	(.17)	(.06)M	(.29)
Net asset value, end of period	$ 33.60	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32
Total ReturnB,C,D	23.21%	20.00%	(35.06)%	(2.93)%	16.79%	17.14%	14.92%
Ratios to Average Net AssetsF,K
Expenses before reductions	1.94%A	1.96%	1.97%	1.92%A	1.90%	1.96%	2.01%
Expenses net of fee waivers, if any	1.94%A	1.96%	1.97%	1.92%A	1.90%	1.96%	2.01%
Expenses net of all reductions	1.94%A	1.96%	1.97%	1.92%A	1.90%	1.95%	1.98%
Net investment income (loss)	(.90)%A	(.63)%	.49%	(.61)%A	.14%I	(.43)%	(.18)%H
Supplemental Data
Net assets, end of period (in millions)	$ 139	$ 131	$ 128	$ 230	$ 227	$ 150	$ 92
Portfolio turnover rateG	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. L For the period ended November 30. M Distributions from net realized gain of $.055 per share. N Distributions from net realized gain of $.932 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008J	2007L	2006L	2005L
Selected Per-Share Data
Net asset value, beginning of period	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.15)	.11	(.13)	.07I	(.10)	(.03)H
Net realized and unrealized gain (loss)	6.45	4.72	(12.42)	(.94)	5.30	4.79	3.59
Total from investment operations	6.33	4.57	(12.31)	(1.07)	5.37	4.69	3.56
Distributions from net investment income	-	-M	(.04)	(.01)	-	-	-
Distributions from net realized gain	-	(.01)	-	(.98)	(.17)	(.06)	(.28)
Total distributions	-	(.01)	(.04)	(.99)N	(.17)	(.06)O	(.28)
Net asset value, end of period	$ 33.59	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28
Total ReturnB,C,D	23.22%	20.13%	(35.06)%	(2.91)%	16.90%	17.20%	14.99%
Ratios to Average Net AssetsF,K
Expenses before reductions	1.88%A	1.89%	1.94%	1.85%A	1.84%	1.89%	1.94%
Expenses net of fee waivers, if any	1.88%A	1.89%	1.94%	1.85%A	1.84%	1.89%	1.94%
Expenses net of all reductions	1.87%A	1.89%	1.94%	1.85%A	1.84%	1.88%	1.90%
Net investment income (loss)	(.83)%A	(.56)%	.53%	(.54)%A	.20%I	(.35)%	(.11)%H
Supplemental Data
Net assets, end of period (in millions)	$ 568	$ 525	$ 496	$ 962	$ 850	$ 413	$ 179
Portfolio turnover rateG	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended November 30. M Amount represents less than $.01 per share. N Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share. O Distributions from net realized gain represent $.055 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008I	2007K	2006K	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85
Income from Investment Operations
Net investment income (loss)D	.03	.13	.33	.12	.46H	.21	.25G
Net realized and unrealized gain (loss)	6.85	4.96	(13.06)	(.99)	5.51	4.98	3.71
Total from investment operations	6.88	5.09	(12.73)	(.87)	5.97	5.19	3.96
Distributions from net investment income	(.14)	(.15)	(.15)	(.31)	(.11)	(.13)	(.03)
Distributions from net realized gain	(.01)	(.01)	-	(.98)	(.17)	(.09)	(.44)
Total distributions	(.15)	(.16)	(.15)	(1.29)L	(.28)	(.21)M	(.47)
Net asset value, end of period	$ 35.63	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34
Total ReturnB,C	23.87%	21.30%	(34.38)%	(2.26)%	18.06%	18.43%	16.23%
Ratios to Average Net AssetsE,J
Expenses before reductions	.86%A	.87%	.93%	.85%A	.84%	.87%	.89%
Expenses net of fee waivers, if any	.86%A	.87%	.93%	.85%A	.84%	.87%	.89%
Expenses net of all reductions	.86%A	.87%	.93%	.85%A	.83%	.86%	.85%
Net investment income (loss)	.18%A	.46%	1.54%	.47%A	1.21%H	.67%	.94%G
Supplemental Data
Net assets, end of period (in millions)	$ 759	$ 710	$ 561	$ 985	$ 722	$ 203	$ 62
Portfolio turnover rateF	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment advisor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share. M Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along which Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, defaulted bonds, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,090,604
Gross unrealized depreciation	(346,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 743,907

Tax cost	$ 3,348,515

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $208,223 and $742,197, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,804	$ 6
Class T	.25%	.25%	2,240	-
Class B	.75%	.25%	657	493
Class C	.75%	.25%	2,646	217
			$ 7,347	$ 716

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 95
Class T	14
Class B*	198
Class C*	24
$ 331

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,770.25
Class T	933.21
Class B	189.29
Class C	595.22
Institutional Class	713.21
	$ 4,200

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $217. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $61 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	6 months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 2,728	$ 5,056
Class T	517	2,026
Class B	-	-
Class C	-	43
Institutional Class	2,997	3,806
Total	$ 6,242	$ 10,931

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders - continued

	6 months ended January 31, 2011	Year ended July 31, 2010
From net realized gain
Class A	$ 272	$ 338
Class T	172	190
Class B	-	33
Class C	-	130
Institutional Class	127	147
Total	$ 571	$ 838

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	July 31, 2010	Six months ended January 31, 2011	July 31, 2010
Class A
Shares sold	3,942	11,711	$ 124,228	$ 327,293
Reinvestment of distributions	84	193	2,694	5,000
Shares redeemed	(9,791)	(18,592)	(300,781)	(516,704)
Net increase (decrease)	(5,765)	(6,688)	$ (173,859)	$ (184,411)
Class T
Shares sold	3,367	9,963	$ 105,536	$ 273,469
Reinvestment of distributions	19	82	643	2,097
Shares redeemed	(5,832)	(10,383)	(177,522)	(282,302)
Net increase (decrease)	(2,446)	(338)	$ (71,343)	$ (6,736)
Class B
Shares sold	56	471	$ 1,678	$ 12,479
Reinvestment of distributions	-	1	-	29
Shares redeemed	(719)	(1,294)	(21,129)	(34,610)
Net increase (decrease)	(663)	(822)	$ (19,451)	$ (22,102)
Class C
Shares sold	735	2,909	$ 22,188	$ 77,789
Reinvestment of distributions	-	5	-	132
Shares redeemed	(3,100)	(5,512)	(90,654)	(146,858)
Net increase (decrease)	(2,365)	(2,598)	$ (68,466)	$ (68,937)
Institutional Class
Shares sold	5,054	12,795	$ 160,350	$ 355,940
Reinvestment of distributions	78	117	2,419	3,087
Shares redeemed	(8,414)	(11,745)	(250,822)	(328,571)
Net increase (decrease)	(3,282)	1,167	$ (88,053)	$ 30,456

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-USAN-0311
1.786797.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Leveraged Company Stock
Fund - Institutional Class

Semiannual Report

January 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.15%
Actual		$ 1,000.00	$ 1,237.20	$ 6.48
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85
Class T	1.36%
Actual		$ 1,000.00	$ 1,235.80	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.92
Class B	1.94%
Actual		$ 1,000.00	$ 1,232.10	$ 10.91
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.88%
Actual		$ 1,000.00	$ 1,232.20	$ 10.58
HypotheticalA		$ 1,000.00	$ 1,015.73	$ 9.55
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,238.70	$ 4.85
HypotheticalA		$ 1,000.00	$ 1,020.87	$ 4.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
ON Semiconductor Corp.	3.5	2.3
Service Corp. International	2.8	3.4
El Paso Corp.	2.8	2.9
AES Corp.	2.8	2.5
Tenet Healthcare Corp.	2.6	2.2
Peabody Energy Corp.	2.6	2.1
Celanese Corp. Class A	2.1	2.5
LyondellBasell Industries NV Class A	2.1	0.6
Owens Corning	1.9	2.0
Wells Fargo & Co.	1.7	1.2
	24.9
Top Five Market Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.3	18.6
Consumer Discretionary	17.4	17.0
Energy	13.7	11.8
Materials	12.9	11.6
Information Technology	10.6	9.6
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 93.8%		Stocks 94.0%
	Bonds 1.3%		Bonds 2.7%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Other Investments 0.5%		Other Investments 1.8%
	Short-Term Investments and Net Other Assets 4.1%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	8.7%	** Foreign investments	7.3%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 2.1%
Exide Technologies (a)	3,069,163	$ 29,495
Johnson Controls, Inc.	451,700	17,341
Tenneco, Inc. (a)	353,300	14,602
The Goodyear Tire & Rubber Co. (a)	255,000	3,029
TRW Automotive Holdings Corp. (a)	333,800	19,915
		84,382
Automobiles - 0.5%
Daimler AG (United States) (a)	153,600	11,231
General Motors Co.	242,700	8,856
		20,087
Diversified Consumer Services - 3.0%
Service Corp. International (f)	12,855,676	111,459
Stewart Enterprises, Inc. Class A	1,163,232	7,421
		118,880
Hotels, Restaurants & Leisure - 1.0%
Bally Technologies, Inc. (a)	165,440	6,771
Biglari Holdings, Inc. (a)	12,655	5,442
Domino's Pizza, Inc. (a)	538,309	8,828
O'Charleys, Inc. (a)	172,151	1,191
Penn National Gaming, Inc. (a)	420,164	15,012
Wendy's/Arby's Group, Inc.	453,200	2,189
		39,433
Household Durables - 3.1%
Harman International Industries, Inc. (a)	894,878	38,766
Lennar Corp. Class A	516,600	10,001
Newell Rubbermaid, Inc.	2,699,800	51,971
Stanley Black & Decker, Inc.	330,497	24,021
		124,759
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	2,106,550	15,483
Media - 2.8%
Belo Corp. Series A (a)	136,200	918
Cablevision Systems Corp. - NY Group Class A	438,976	14,859
Cinemark Holdings, Inc.	926,803	15,709
Comcast Corp. Class A	2,583,700	58,779
Gray Television, Inc. (a)(e)(f)	3,167,163	6,271
Liberty Global, Inc. Class A (a)(e)	263,846	10,702
LIN TV Corp. Class A (a)	671,815	3,238
LodgeNet Entertainment Corp. (a)	11,800	41
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	$ 4,025
Regal Entertainment Group Class A	100	1
		114,543
Specialty Retail - 1.1%
Asbury Automotive Group, Inc. (a)	314,878	5,797
Charming Shoppes, Inc. (a)	3,254,039	10,120
GameStop Corp. Class A (a)	457,205	9,633
Sally Beauty Holdings, Inc. (a)	1,303,600	17,155
		42,705
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	262,180	14,181
Deckers Outdoor Corp. (a)	455,055	33,396
Hanesbrands, Inc. (a)	335,900	7,732
Phillips-Van Heusen Corp.	451,282	26,341
		81,650
TOTAL CONSUMER DISCRETIONARY		641,922
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.9%
Safeway, Inc.	385,800	7,982
Whole Foods Market, Inc.	548,320	28,354
		36,336
Food Products - 1.1%
Darling International, Inc. (a)	2,502,670	33,911
Smithfield Foods, Inc. (a)	457,894	9,117
		43,028
Personal Products - 0.1%
Revlon, Inc. (a)	459,739	4,478
TOTAL CONSUMER STAPLES		83,842
ENERGY - 13.4%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	182,000	12,469
Ensco International Ltd. ADR	90,000	4,891
Exterran Holdings, Inc. (a)	859,455	21,323
Noble Corp.	388,700	14,868
Oil States International, Inc. (a)	103,500	7,013
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Parker Drilling Co. (a)	944,929	$ 4,101
Rowan Companies, Inc. (a)	108,000	3,702
Schlumberger Ltd.	90,600	8,062
		76,429
Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc. (a)	346,210	18,602
Arch Coal, Inc.	311,745	10,677
Carrizo Oil & Gas, Inc. (a)	369,298	12,501
Chesapeake Energy Corp.	1,462,170	43,178
ConocoPhillips	192,400	13,749
CONSOL Energy, Inc.	226,000	11,232
El Paso Corp.	6,987,436	110,960
Forest Oil Corp. (a)	1,097,891	42,598
Frontier Oil Corp.	1,441,000	29,973
International Coal Group, Inc. (a)	1,006,000	9,306
Nexen, Inc.	150,800	3,788
Overseas Shipholding Group, Inc. (e)	795,118	26,430
Paladin Energy Ltd. (a)	849,100	4,138
Peabody Energy Corp.	1,624,286	103,012
Range Resources Corp.	227,800	11,360
Southwestern Energy Co. (a)	200,000	7,900
Teekay Tankers Ltd. (e)	37,700	451
		459,855
TOTAL ENERGY		536,284
FINANCIALS - 10.0%
Commercial Banks - 7.6%
Huntington Bancshares, Inc.	9,144,520	66,206
KeyCorp	7,462,741	66,418
PNC Financial Services Group, Inc.	507,892	30,474
Regions Financial Corp.	1,676,805	11,905
SunTrust Banks, Inc.	2,009,600	61,152
Wells Fargo & Co.	2,053,812	66,585
		302,740
Consumer Finance - 0.1%
American Express Co.	91,351	3,963
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
Bank of America Corp.	1,488,519	$ 20,437
Citigroup, Inc. (a)	1,361,600	6,563
		27,000
Insurance - 0.6%
Assured Guaranty Ltd.	997,799	14,428
Lincoln National Corp.	360,400	10,394
		24,822
Real Estate Investment Trusts - 0.8%
FelCor Lodging Trust, Inc. (a)	900,948	6,334
Host Hotels & Resorts, Inc.	832,331	15,406
Sabra Health Care REIT, Inc.	452,492	8,421
		30,161
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	519
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	705,856	9,797
TOTAL FINANCIALS		399,002
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	343,292	13,447
Covidien PLC	286,325	13,592
		27,039
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. (a)	463,624	16,282
DaVita, Inc. (a)	416,653	30,770
RehabCare Group, Inc. (a)	190,900	4,689
Rural/Metro Corp. (a)	343,733	4,792
Sun Healthcare Group, Inc. (a)	452,492	5,654
Tenet Healthcare Corp. (a)	15,515,871	103,181
		165,368
Health Care Technology - 0.4%
Cerner Corp. (a)	185,791	18,365
Pharmaceuticals - 0.7%
Hospira, Inc. (a)	481,942	26,618
TOTAL HEALTH CARE		237,390
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	69,305	$ 6,030
Teledyne Technologies, Inc. (a)	280,200	13,256
		19,286
Airlines - 2.4%
AirTran Holdings, Inc. (a)	1,489,200	11,005
AMR Corp. (a)	945,470	6,666
Delta Air Lines, Inc. (a)	4,559,311	53,207
United Continental Holdings, Inc. (a)	309,700	7,866
US Airways Group, Inc. (a)	1,683,000	16,695
		95,439
Building Products - 3.3%
Armstrong World Industries, Inc.	1,009,922	41,013
Masco Corp.	1,353,959	18,035
Owens Corning (a)	2,219,246	74,278
Owens Corning warrants 10/31/13 (a)	193,400	640
		133,966
Commercial Services & Supplies - 3.3%
Cenveo, Inc. (a)	2,186,400	11,763
Clean Harbors, Inc. (a)	209,300	18,845
Deluxe Corp.	1,491,927	36,478
R.R. Donnelley & Sons Co.	363,600	6,443
Republic Services, Inc.	1,110,741	34,255
The Brink's Co.	389,160	10,507
Waste Management, Inc.	407,666	15,438
		133,729
Electrical Equipment - 2.3%
Acuity Brands, Inc.	200,000	11,040
Belden, Inc.	856,834	29,784
Emerson Electric Co.	136,500	8,037
General Cable Corp. (a)	361,500	13,379
Harbin Electric, Inc. (a)(e)	451,631	8,626
Polypore International, Inc. (a)	451,600	21,745
		92,611
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	90,090	3,397
General Electric Co.	896,117	18,048
Textron, Inc.	449,800	11,825
Tyco International Ltd.	208,591	9,351
		42,621
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.7%
Accuride Corp. (a)	2,598	$ 39
Accuride Corp. warrants 2/26/12 (a)	352,472	53
Badger Meter, Inc. (e)	188,046	7,708
Fiat Industrial SpA (a)	1,365,577	18,480
Ingersoll-Rand Co. Ltd.	931,077	43,947
Lindsay Corp. (e)	11,000	716
Mueller Water Products, Inc. Class A	997,401	3,990
Navistar International Corp. (a)	29,100	1,887
SPX Corp.	19,800	1,552
Timken Co.	380,252	17,879
WABCO Holdings, Inc. (a)	193,300	11,289
		107,540
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	8,726
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	680,470	9,418
CSX Corp.	90,600	6,396
Hertz Global Holdings, Inc. (a)	2,104,200	30,953
		46,767
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	543,824	7,097
TOTAL INDUSTRIALS		687,782
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 0.2%
Alcatel-Lucent SA sponsored ADR (a)	152,314	504
JDS Uniphase Corp. (a)	136,700	2,320
Motorola Mobility Holdings, Inc.	63,912	1,781
Motorola Solutions, Inc.	73,042	2,832
		7,437
Computers & Peripherals - 0.7%
EMC Corp. (a)	1,160,700	28,890
Electronic Equipment & Components - 2.3%
Avnet, Inc. (a)	272,000	9,689
DDi Corp.	23,328	263
Flextronics International Ltd. (a)	7,703,563	61,551
SMTC Corp. (a)(e)	343,580	1,165
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TTM Technologies, Inc. (a)	923,631	$ 14,686
Viasystems Group, Inc. (a)	192,266	3,890
		91,244
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	117,818	2,329
NetEase.com, Inc. sponsored ADR (a)	157,800	6,366
VeriSign, Inc.	194,300	6,538
		15,233
IT Services - 0.8%
Alliance Data Systems Corp. (a)(e)	300,191	21,236
CACI International, Inc. Class A (a)	152,000	8,434
Cognizant Technology Solutions Corp. Class A (a)	26,400	1,926
		31,596
Semiconductors & Semiconductor Equipment - 5.8%
Amkor Technology, Inc. (a)	3,808,719	31,003
Cypress Semiconductor Corp. (a)	541,200	11,717
Fairchild Semiconductor International, Inc. (a)	451,500	8,037
Intel Corp.	376,819	8,087
Micron Technology, Inc. (a)	1,446,400	15,245
National Semiconductor Corp.	1,432,324	21,714
ON Semiconductor Corp. (a)	12,628,560	139,543
		235,346
Software - 0.4%
Autodesk, Inc. (a)	236,100	9,605
Microsoft Corp.	91,200	2,529
Nuance Communications, Inc. (a)	136,400	2,773
VMware, Inc. Class A (a)	10,700	915
		15,822
TOTAL INFORMATION TECHNOLOGY		425,568
MATERIALS - 12.9%
Chemicals - 10.0%
Albemarle Corp.	530,308	29,782
Arch Chemicals, Inc.	317,658	11,512
Ashland, Inc.	27,901	1,620
Celanese Corp. Class A	2,065,177	85,684
Dow Chemical Co.	1,062,806	37,708
Ferro Corp. (a)	598,300	9,226
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
FMC Corp.	146,500	$ 11,143
H.B. Fuller Co.	1,270,664	28,958
LyondellBasell Industries NV Class A (a)	2,333,816	83,877
Nalco Holding Co.	617,731	18,816
OMNOVA Solutions, Inc. (a)(f)	2,295,993	16,141
Phosphate Holdings, Inc. (a)	192,500	2,503
Solutia, Inc. (a)	554,000	12,975
TPC Group, Inc. (a)	93,624	2,949
W.R. Grace & Co. (a)	1,327,541	47,114
		400,008
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	347,100	10,236
Rock-Tenn Co. Class A (e)	358,898	23,956
		34,192
Metals & Mining - 1.9%
AngloGold Ashanti Ltd. sponsored ADR	437,500	18,830
Cliffs Natural Resources, Inc.	83,673	7,151
Compass Minerals International, Inc.	211,300	19,412
Ormet Corp. (a)	500,000	2,975
Ormet Corp. (a)(h)	150,000	893
Reliance Steel & Aluminum Co.	150,065	7,847
Teck Resources Ltd. Class B (sub. vtg.)	341,500	20,689
		77,797
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	231,700	4,463
TOTAL MATERIALS		516,460
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
Level 3 Communications, Inc. (a)	2,771,132	3,408
PAETEC Holding Corp. (a)	1,965,903	7,765
Qwest Communications International, Inc.	3,736,700	26,643
Windstream Corp.	43,477	557
		38,373
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	728,109	$ 30,704
Sprint Nextel Corp. (a)	4,653,313	21,033
		51,737
TOTAL TELECOMMUNICATION SERVICES		90,110
UTILITIES - 3.5%
Electric Utilities - 0.0%
Allegheny Energy, Inc.	65,600	1,691
Great Plains Energy, Inc.	7,549	149
		1,840
Independent Power Producers & Energy Traders - 3.5%
AES Corp. (a)	8,905,279	110,425
Calpine Corp. (a)	2,051,300	29,272
		139,697
TOTAL UTILITIES		141,537
TOTAL COMMON STOCKS (Cost $3,024,945)		3,759,897
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	8,800	11,251
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	1,007,783	5,724
TOTAL PREFERRED STOCKS (Cost $19,672)		16,975
Nonconvertible Bonds - 1.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.9%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	$ 861
7.125% 7/15/13 (d)	6,805	2,331
7.2% 1/15/49 (d)	18,790	6,389
8.25% 7/15/23 (d)	20,460	7,161
8.375% 7/15/33 (d)	41,210	14,630
8.8% 3/1/21 (d)	8,800	3,058
		34,430
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc.:
6.75% 9/1/12	1,280	1,293
7.5% 6/1/16	3,575	3,369
7.625% 1/15/17	9,125	8,646
Station Casinos, Inc.:
6% 4/1/12 (d)	6,660	1
7.75% 8/15/16 (d)	7,395	1
		13,310
TOTAL CONSUMER DISCRETIONARY		47,740
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	4,090
INDUSTRIALS - 0.0%
Airlines - 0.0%
Northwest Airlines Corp. 10% 2/1/09 (a)	215	0
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	0
TOTAL NONCONVERTIBLE BONDS (Cost $34,623)		51,830
Floating Rate Loans - 0.5%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. term loan 4.51% 3/31/17 (g)	6,323	6,213
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.76% 3/23/14 (g)	$ 9,060	$ 8,437
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7864% 10/10/14 (g)	4,461	3,669
TOTAL FLOATING RATE LOANS (Cost $16,910)		18,319
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	165,291,869	165,292
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	80,108,824	80,109
TOTAL MONEY MARKET FUNDS (Cost $245,401)		245,401
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $3,341,551)		4,092,422
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(81,058)
NET ASSETS - 100%		$ 4,011,364
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $893,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 107
Fidelity Securities Lending Cash Central Fund	217
Total	$ 324
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 6,171	$ 1,395	$ -	$ -	$ 6,271
OMNOVA Solutions, Inc.	-	18,623	-	-	16,141
Service Corp. International	124,916	-	14,636	1,106	111,459
Total	$ 131,087	$ 20,018	$ 14,636	$ 1,106	$ 133,871
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 641,922	$ 641,922	$ -	$ -
Consumer Staples	89,566	83,842	-	5,724
Energy	547,535	536,284	11,251	-
Financials	399,002	399,002	-	-
Health Care	237,390	237,390	-	-
Industrials	687,782	687,782	-	-
Information Technology	425,568	425,568	-	-
Materials	516,460	516,460	-	-
Telecommunication Services	90,110	90,110	-	-
Utilities	141,537	141,537	-	-
Corporate Bonds	51,830	-	51,830	-
Floating Rate Loans	18,319	-	18,319	-
Money Market Funds	245,401	245,401	-	-
Total Investments in Securities:	$ 4,092,422	$ 4,005,298	$ 81,400	$ 5,724
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,284
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	39
Cost of Purchases	-
Proceeds of Sales	(718)
Amortization/Accretion	119
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,724
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 38

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,048,145,000 of which $28,399,000, $250,362,000 and $769,384,000 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,608) - See accompanying schedule: Unaffiliated issuers (cost $2,926,842)	$ 3,713,150
Fidelity Central Funds (cost $245,401)	245,401
Other affiliated issuers (cost $169,308)	133,871
Total Investments (cost $3,341,551)		$ 4,092,422
Cash		25
Receivable for investments sold		27,152
Receivable for fund shares sold		5,429
Dividends receivable		516
Interest receivable		212
Distributions receivable from Fidelity Central Funds		42
Prepaid expenses		9
Other receivables		48
Total assets		4,125,855

Liabilities
Payable for investments purchased	$ 18,162
Payable for fund shares redeemed	12,023
Accrued management fee	2,025
Distribution and service plan fees payable	1,323
Other affiliated payables	809
Other payables and accrued expenses	40
Collateral on securities loaned, at value	80,109
Total liabilities		114,491

Net Assets		$ 4,011,364
Net Assets consist of:
Paid in capital		$ 4,302,406
Accumulated net investment loss		(3,873)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,038,040)
Net unrealized appreciation (depreciation) on investments		750,871
Net Assets		$ 4,011,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,559,512 ÷ 44,243 shares)	$ 35.25

Maximum offering price per share (100/94.25 of $35.25)	$ 37.40
Class T: Net Asset Value and redemption price per share ($986,387 ÷ 28,477 shares)	$ 34.64

Maximum offering price per share (100/96.50 of $34.64)	$ 35.90
Class B: Net Asset Value and offering price per share ($138,931 ÷ 4,135 shares)A	$ 33.60

Class C: Net Asset Value and offering price per share ($567,813 ÷ 16,902 shares)A	$ 33.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($758,721 ÷ 21,292 shares)	$ 35.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends (including $1,106 earned from other affiliated issuers)		$ 14,655
Interest		4,072
Income from Fidelity Central Funds		324
Total income		19,051

Expenses
Management fee	$ 11,176
Transfer agent fees	4,200
Distribution and service plan fees	7,347
Accounting and security lending fees	517
Custodian fees and expenses	24
Independent trustees' compensation	10
Registration fees	108
Audit	36
Legal	37
Miscellaneous	18
Total expenses before reductions	23,473
Expense reductions	(61)	23,412
Net investment income (loss)		(4,361)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,080
Other affiliated issuers	2,190
Foreign currency transactions	31
Total net realized gain (loss)		21,301
Change in net unrealized appreciation (depreciation) on: Investment securities	760,995
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		761,001
Net gain (loss)		782,302
Net increase (decrease) in net assets resulting from operations		$ 777,941

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,361)	$ 1,580
Net realized gain (loss)	21,301	75,243
Change in net unrealized appreciation (depreciation)	761,001	591,610
Net increase (decrease) in net assets resulting from operations	777,941	668,433
Distributions to shareholders from net investment income	(6,242)	(10,931)
Distributions to shareholders from net realized gain	(571)	(838)
Total distributions	(6,813)	(11,769)
Share transactions - net increase (decrease)	(421,172)	(251,730)
Total increase (decrease) in net assets	349,956	404,934

Net Assets
Beginning of period	3,661,408	3,256,474
End of period (including accumulated net investment loss of $3,873 and undistributed net investment income of $6,730, respectively)	$ 4,011,364	$ 3,661,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008J	2007L	2006L	2005L
Selected Per-Share Data
Net asset value, beginning of period	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67
Income from Investment Operations
Net investment income (loss)E	(.02)	.05	.27	.05	.35I	.11	.16H
Net realized and unrealized gain (loss)	6.79	4.91	(12.93)	(.97)	5.47	4.95	3.69
Total from investment operations	6.77	4.96	(12.66)	(.92)	5.82	5.06	3.85
Distributions from net investment income	(.06)	(.09)	(.12)	(.23)	(.04)	(.07)	-
Distributions from net realized gain	(.01)	(.01)	-	(.98)	(.17)	(.09)	(.43)
Total distributions	(.07)	(.10)	(.12)	(1.21)N	(.21)	(.16)M	(.43)
Net asset value, end of period	$ 35.25	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09
Total ReturnB,C,D	23.72%	20.96%	(34.57)%	(2.42)%	17.74%	18.10%	15.87%
Ratios to Average Net AssetsF,K
Expenses before reductions	1.15%A	1.15%	1.20%	1.12%A	1.11%	1.16%	1.20%
Expenses net of fee waivers, if any	1.15%A	1.15%	1.20%	1.12%A	1.11%	1.16%	1.20%
Expenses net of all reductions	1.14%A	1.15%	1.20%	1.12%A	1.11%	1.16%	1.17%
Net investment income (loss)	(.10)%A	.18%	1.27%	.20%A	.93%I	.37%	.62%H
Supplemental Data
Net assets, end of period (in millions)	$ 1,560	$ 1,428	$ 1,343	$ 2,288	$ 1,719	$ 736	$ 287
Portfolio turnover rateG	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. I Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. L For the period ended November 30. M Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. N Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008J	2007L	2006L	2005L
Selected Per-Share Data
Net asset value, beginning of period	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36
Income from Investment Operations
Net investment income (loss)E	(.05)	(.01)	.22	(.01)	.26I	.04	.09H
Net realized and unrealized gain (loss)	6.66	4.83	(12.73)	(.95)	5.39	4.88	3.64
Total from investment operations	6.61	4.82	(12.51)	(.96)	5.65	4.92	3.73
Distributions from net investment income	(.02)	(.06)	(.10)	(.14)	-	(.03)	-
Distributions from net realized gain	(.01)	(.01)	-	(.98)	(.17)	(.09)	(.37)
Total distributions	(.02)O	(.07)	(.10)	(1.13)N	(.17)	(.12)M	(.37)
Net asset value, end of period	$ 34.64	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72
Total ReturnB,C,D	23.58%	20.72%	(34.71)%	(2.57)%	17.45%	17.80%	15.53%
Ratios to Average Net AssetsF,K
Expenses before reductions	1.36%A	1.37%	1.42%	1.34%A	1.34%	1.40%	1.49%
Expenses net of fee waivers, if any	1.36%A	1.37%	1.42%	1.34%A	1.34%	1.40%	1.49%
Expenses net of all reductions	1.36%A	1.37%	1.42%	1.34%A	1.34%	1.39%	1.45%
Net investment income (loss)	(.32)%A	(.04)%	1.05%	(.03)%A	.70%I	.14%	.34%H
Supplemental Data
Net assets, end of period (in millions)	$ 986	$ 867	$ 728	$ 1,037	$ 895	$ 480	$ 196
Portfolio turnover rateG	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. L For the period ended November 30. M Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. N Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share. O Total distributions of $.02 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.006 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008J	2007L	2006L	2005L
Selected Per-Share Data
Net asset value, beginning of period	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06
Income from Investment Operations
Net investment income (loss)E	(.13)	(.17)	.10	(.15)	.05I	(.13)	(.05)H
Net realized and unrealized gain (loss)	6.46	4.72	(12.43)	(.93)	5.29	4.81	3.60
Total from investment operations	6.33	4.55	(12.33)	(1.08)	5.34	4.68	3.55
Distributions from net investment income	-	-	(.04)	-	-	-	-
Distributions from net realized gain	-	(.01)	-	(.93)	(.17)	(.06)	(.29)
Total distributions	-	(.01)	(.04)	(.93)N	(.17)	(.06)M	(.29)
Net asset value, end of period	$ 33.60	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32
Total ReturnB,C,D	23.21%	20.00%	(35.06)%	(2.93)%	16.79%	17.14%	14.92%
Ratios to Average Net AssetsF,K
Expenses before reductions	1.94%A	1.96%	1.97%	1.92%A	1.90%	1.96%	2.01%
Expenses net of fee waivers, if any	1.94%A	1.96%	1.97%	1.92%A	1.90%	1.96%	2.01%
Expenses net of all reductions	1.94%A	1.96%	1.97%	1.92%A	1.90%	1.95%	1.98%
Net investment income (loss)	(.90)%A	(.63)%	.49%	(.61)%A	.14%I	(.43)%	(.18)%H
Supplemental Data
Net assets, end of period (in millions)	$ 139	$ 131	$ 128	$ 230	$ 227	$ 150	$ 92
Portfolio turnover rateG	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. I Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. L For the period ended November 30. M Distributions from net realized gain of $.055 per share. N Distributions from net realized gain of $.932 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008J	2007L	2006L	2005L
Selected Per-Share Data
Net asset value, beginning of period	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.15)	.11	(.13)	.07I	(.10)	(.03)H
Net realized and unrealized gain (loss)	6.45	4.72	(12.42)	(.94)	5.30	4.79	3.59
Total from investment operations	6.33	4.57	(12.31)	(1.07)	5.37	4.69	3.56
Distributions from net investment income	-	-M	(.04)	(.01)	-	-	-
Distributions from net realized gain	-	(.01)	-	(.98)	(.17)	(.06)	(.28)
Total distributions	-	(.01)	(.04)	(.99)N	(.17)	(.06)O	(.28)
Net asset value, end of period	$ 33.59	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28
Total ReturnB,C,D	23.22%	20.13%	(35.06)%	(2.91)%	16.90%	17.20%	14.99%
Ratios to Average Net AssetsF,K
Expenses before reductions	1.88%A	1.89%	1.94%	1.85%A	1.84%	1.89%	1.94%
Expenses net of fee waivers, if any	1.88%A	1.89%	1.94%	1.85%A	1.84%	1.89%	1.94%
Expenses net of all reductions	1.87%A	1.89%	1.94%	1.85%A	1.84%	1.88%	1.90%
Net investment income (loss)	(.83)%A	(.56)%	.53%	(.54)%A	.20%I	(.35)%	(.11)%H
Supplemental Data
Net assets, end of period (in millions)	$ 568	$ 525	$ 496	$ 962	$ 850	$ 413	$ 179
Portfolio turnover rateG	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. I Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended November 30. M Amount represents less than $.01 per share. N Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share. O Distributions from net realized gain represent $.055 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008I	2007K	2006K	2005K
Selected Per-Share Data
Net asset value, beginning of period	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85
Income from Investment Operations
Net investment income (loss)D	.03	.13	.33	.12	.46H	.21	.25G
Net realized and unrealized gain (loss)	6.85	4.96	(13.06)	(.99)	5.51	4.98	3.71
Total from investment operations	6.88	5.09	(12.73)	(.87)	5.97	5.19	3.96
Distributions from net investment income	(.14)	(.15)	(.15)	(.31)	(.11)	(.13)	(.03)
Distributions from net realized gain	(.01)	(.01)	-	(.98)	(.17)	(.09)	(.44)
Total distributions	(.15)	(.16)	(.15)	(1.29)L	(.28)	(.21)M	(.47)
Net asset value, end of period	$ 35.63	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34
Total ReturnB,C	23.87%	21.30%	(34.38)%	(2.26)%	18.06%	18.43%	16.23%
Ratios to Average Net AssetsE,J
Expenses before reductions	.86%A	.87%	.93%	.85%A	.84%	.87%	.89%
Expenses net of fee waivers, if any	.86%A	.87%	.93%	.85%A	.84%	.87%	.89%
Expenses net of all reductions	.86%A	.87%	.93%	.85%A	.83%	.86%	.85%
Net investment income (loss)	.18%A	.46%	1.54%	.47%A	1.21%H	.67%	.94%G
Supplemental Data
Net assets, end of period (in millions)	$ 759	$ 710	$ 561	$ 985	$ 722	$ 203	$ 62
Portfolio turnover rateF	12%A	22%	45%	22%A	19%	9%	11%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment advisor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share. M Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along which Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, defaulted bonds, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,090,604
Gross unrealized depreciation	(346,697)
Net unrealized appreciation (depreciation) on securities and other investments	$ 743,907

Tax cost	$ 3,348,515

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $208,223 and $742,197, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,804	$ 6
Class T	.25%	.25%	2,240	-
Class B	.75%	.25%	657	493
Class C	.75%	.25%	2,646	217
			$ 7,347	$ 716

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 95
Class T	14
Class B*	198
Class C*	24
$ 331

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,770.25
Class T	933.21
Class B	189.29
Class C	595.22
Institutional Class	713.21
	$ 4,200

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $217. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $61 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	6 months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 2,728	$ 5,056
Class T	517	2,026
Class B	-	-
Class C	-	43
Institutional Class	2,997	3,806
Total	$ 6,242	$ 10,931

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders - continued

	6 months ended January 31, 2011	Year ended July 31, 2010
From net realized gain
Class A	$ 272	$ 338
Class T	172	190
Class B	-	33
Class C	-	130
Institutional Class	127	147
Total	$ 571	$ 838

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	July 31, 2010	Six months ended January 31, 2011	July 31, 2010
Class A
Shares sold	3,942	11,711	$ 124,228	$ 327,293
Reinvestment of distributions	84	193	2,694	5,000
Shares redeemed	(9,791)	(18,592)	(300,781)	(516,704)
Net increase (decrease)	(5,765)	(6,688)	$ (173,859)	$ (184,411)
Class T
Shares sold	3,367	9,963	$ 105,536	$ 273,469
Reinvestment of distributions	19	82	643	2,097
Shares redeemed	(5,832)	(10,383)	(177,522)	(282,302)
Net increase (decrease)	(2,446)	(338)	$ (71,343)	$ (6,736)
Class B
Shares sold	56	471	$ 1,678	$ 12,479
Reinvestment of distributions	-	1	-	29
Shares redeemed	(719)	(1,294)	(21,129)	(34,610)
Net increase (decrease)	(663)	(822)	$ (19,451)	$ (22,102)
Class C
Shares sold	735	2,909	$ 22,188	$ 77,789
Reinvestment of distributions	-	5	-	132
Shares redeemed	(3,100)	(5,512)	(90,654)	(146,858)
Net increase (decrease)	(2,365)	(2,598)	$ (68,466)	$ (68,937)
Institutional Class
Shares sold	5,054	12,795	$ 160,350	$ 355,940
Reinvestment of distributions	78	117	2,419	3,087
Shares redeemed	(8,414)	(11,745)	(250,822)	(328,571)
Net increase (decrease)	(3,282)	1,167	$ (88,053)	$ 30,456

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-USAN-0311
1.786798.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 28, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2011